REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2023
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Period Ended,
	June 30, 2023	December 31, 2022

Balance as of the beginning of the year	$89,974	$90,478
Net Income (Loss)	1,000	(379)
Other Comprehensive Income - Translation adjustment	(105)	(15)
Other	-	(110)
Balance as of the end of the period	$90,869	$89,974